Financial instruments and risk management (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amortized cost
Cash and cash equivalents	R$ 14,986	R$ 14,187	R$ 12,466	R$ 8,681
Financial Instruments Including Derivatives [Member]
Amortized cost
Cash and cash equivalents	5,971	5,339
Trade accounts receivable	3,516	2,910
Other assets	474	444
Fair value through profit or loss
Derivatives	34	33
Cash equivalents	9,015	8,848
Financial investments	1,832	4,974
Energy future agreements	89	112
Fair value through other comprehensive income
Trade accounts receivable	46
Fair value of hedge accounting instruments
Derivatives	49	202
Amortized cost
Trade payables	16,963	13,221
Borrowings and debentures	53,767	42,743
Braskem Idesa borrowings	15,526	11,710
Loan from non-controlling shareholders of Braskem Idesa	1,050	2,490
Leniency agreement	636	1,016
Other liabilities	1,673	2,635
Fair value through profit or loss
Derivatives	49	92
Energy future agreements	108	107
Fair value of hedge accounting instruments
Derivatives	R$ 156